Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,873,113	15,873,113	15,873,113
Common stock, shares outstanding	12,926,349	12,926,349	12,926,349
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding